Cover	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 04, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36268
Entity Registrant Name	MyMD Pharmaceuticals, Inc.
Entity Central Index Key	0001321834
Entity Tax Identification Number	22-2983783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	855 N. Wolfe Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
City Area Code	(856)
Local Phone Number	848-8698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	MYMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false